Transactions with Affiliates	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Predecessor | Antero Midstream Partners LP
Transactions with Affiliates

(3)  Transactions with Affiliates

(a)Revenues

All gathering and compression revenues during the three and six months ended June 30, 2014 and 2015 were earned from Antero. Water handling revenues earned from Antero were $40.5 million and $31.5 million during the three months ended June 30, 2014 and 2015, respectively, and $65.3 million and $64.9 million during the six months ended June 30, 2014 and 2015, respectively.

(b)Accounts receivable—affiliate, and Accounts payable—affiliate

Accounts receivable—affiliate represents amounts due from Antero, primarily related to gathering and compression and water handling services and other costs. Accounts payable—affiliate represents amounts due to Antero for general and administrative and other costs.

(c)Accounts Payable, Accrued Expenses, and Accrued Capital Expenditures

All accounts payable, accrued liabilities and accrued capital expenditures balances are due to unaffiliated parties. Prior to the IPO, all operating and capital expenditures, related to gathering and compression activities, were funded through capital contributions from Antero and borrowings under its midstream credit facility. Prior to September 23, 2015, all operating and capital expenditures, related to Antero Water, were funded through capital contributions from Antero and borrowings under the water credit facility. See Note 4 – Long-term Debt. These balances were managed and paid under Antero’s cash management program. Following the IPO, we maintained our own bank accounts and sources of liquidity related to gathering and compression operations, and on September 23, 2015, we began to maintain our own bank accounts and sources of liquidity for water handling operations, as well.

(d)Allocation of Costs

The employees supporting our operations are employees of Antero. Direct operating expense includes allocated costs of $0.3 million and $0.8 million during the three months ended June 30, 2014 and 2015, respectively, and $0.5 million and $1.4 million during the six months ended June 30, 2014 and 2015, respectively, related to direct labor charges for Antero employees associated with the operation of our gathering lines and compressor stations.  General and administrative expense allocated to us by Antero was $7.9 million and $11.4 million during the three months ended June 30, 2014 and 2015, respectively, and $13.5 million and $22.3 million during the six months ended June 30, 2014 and 2015, respectively.  These costs relate to: (i) various business services, including payroll processing, accounts payable processing and facilities management, (ii) various corporate services, including legal, accounting, treasury, information technology and human resources and (iii) compensation, including equity‑based compensation (see Note 5—Equity-Based Compensation for more information). These expenses are charged or allocated to us based on the nature of the expenses and are allocated based on a combination of our proportionate share of Antero’s gross property and equipment, capital expenditures and direct labor costs, as applicable.

(3)  Transactions with Affiliates

(a)Revenues

All gathering and compression revenues during the years ended December 31, 2012, 2013, and 2014 were earned from Antero. Fresh water handling revenues earned from Antero were $35.9 million and $162.3 million during the years ended December 31, 2013 and 2014, respectively.

(b)Accounts receivable—affiliate, and Accounts payable—affiliate

Accounts receivable—affiliate represents amounts due from Antero, primarily related to gathering and compression and water handling services and other costs. Accounts payable—affiliate represents amounts due to Antero for general and administrative and other costs.

(c)Accounts Payable, Accrued Expenses, and Accrued Capital Expenditures

All accounts payable, accrued liabilities and accrued capital expenditures balances are due to unaffiliated parties. Prior to the IPO, all operating and capital expenditures, related to gathering and compression activities, were funded through capital contributions from Antero and borrowings under its midstream credit facility. Prior to September 23, 2015, all operating and capital expenditures, related to Antero Water, were funded through capital contributions from Antero and borrowings under the water credit facility. See Note 4 – Long-term Debt. These balances were managed and paid under Antero’s cash management program. Following the IPO, we maintained our own bank accounts and sources of liquidity related to gathering and compression operations, and on September 23, 2015, we began to maintain our own bank accounts and sources of liquidity for water handling operations, as well.

(d)Allocation of Costs

The employees supporting our operations are employees of Antero. Direct operating expense includes direct labor expenses allocated from Antero of $1.5 million for the year ended December 31, 2014. General and administrative expense charged or allocated to us was $3.0 million, $34.0 million and $30.3 million during the years ended December 31, 2012, 2013 and 2014, respectively. These costs relate to: (i) various business services, including payroll processing, accounts payable processing and facilities management, (ii) various corporate services, including legal, accounting, treasury, information technology and human resources and (iii) compensation, including equity‑based compensation (see Note 5—Equity-Based Compensation for more information). These expenses are charged or allocated to us based on the nature of the expenses and are allocated based on a combination of our proportionate share of Antero’s gross property and equipment, capital expenditures and direct labor costs, as applicable.

(e)Agreements

The Partnership has entered into various agreements with Antero, as summarized below.

Gathering and Compression

Pursuant to our 20‑year gathering and compression agreement, Antero has agreed to dedicate all of its current and future acreage in West Virginia, Ohio and Pennsylvania to us (other than the existing third‑party commitments). We also have an option to gather and compress natural gas produced by Antero on any acreage it acquires in the future outside of West Virginia, Ohio and Pennsylvania on the same terms and conditions. Under the gathering and compression agreement, we receive a low pressure gathering fee of $0.30 per Mcf, a high pressure gathering fee of $0.18 per Mcf, a compression fee of $0.18 per Mcf, and a condensate gathering fee of $4.00 per Bbl, in each case subject to CPI‑based adjustments. If and to the extent Antero requests that we construct new high pressure lines and compressor stations, the gathering and compression agreement contains minimum volume commitments that require Antero to utilize or pay for 75% and 70%, respectively, of the capacity of such new construction. Additional high pressure lines and compressor stations installed on our own initiative are not subject to such volume commitments. These minimum volume commitments on new infrastructure are intended to support the stability of our cash flows.

Water Services Agreement

On September 23, 2015, we entered in a 20-year Water Services Agreement with Antero whereby we have agreed to provide certain fluid handling services to Antero within an area of dedication in defined service areas in Ohio, West Virginia, and Pennsylvania, and Antero agrees to pay monthly fees to us for all fluid handling services provided by us in accordance with the terms of the Water Services Agreement. The initial term of the Water Services Agreement is twenty years from the date thereof and from year to year thereafter. Under the agreement, Antero will pay a fixed fee of $3.685 per barrel in West Virginia and Pennsylvania and $3.635 per barrel in Ohio for freshwater deliveries by pipeline directly to the well site, subject to annual CPI adjustments. Antero has committed to pay a fee on a minimum volume of freshwater deliveries in calendar years 2016 through 2019. Antero is obligated to pay a minimum of 90,000 barrels per day in 2016, 100,000 barrels per day in 2017 and 120,000 barrels per day in 2018 and 2019.

Services Agreement

Upon the closing of the IPO, we entered into a services agreement with Antero, pursuant to which Antero agrees to provide customary operational and management services for us in exchange for reimbursement of its direct expenses and an allocation of its indirect expenses attributable to the provision of such services to us. To the extent that these expenses are incurred by Antero on our behalf, we reimburse Antero for such expenses under the services agreement. On September 23, 2015, Antero, the Partnership and the General Partner amended and restated their Services Agreement, dated November 10, 2014, to remove provisions relating to operational services in support of the Partnership’s gathering and compression business which is now covered by the Secondment Agreement and to provide that Antero will perform  certain administrative services for the Partnership and its subsidiaries, and the Partnership will reimburse Antero for expenditures incurred by Antero in the performance of those administrative services.